Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-In-Interest Transactions	Related Party and Parties-in-Interest Transactions
Investments in shares of the common stock of Independent Bank Corp., the parent company of the Company, qualify as related party transactions. Transactions with respect to participant loans also qualify as party-in-interest transactions.